Investment Objectives and Goals	Oct. 31, 2025
Innovator Emerging Markets Power Buffer ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Emerging Markets Power Buffer ETF™ – January
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 14.45% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from January 1, 2026 to December 31, 2026.

Innovator Emerging Markets Power Buffer ETF - April
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Emerging Markets Power Buffer ETF™ – April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 14.69% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from April 1, 2025 to March 31, 2026.

Innovator Emerging Markets Power Buffer ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Emerging Markets Power Buffer ETF™ – July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 13.86% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2025 to June 30, 2026.

Innovator Emerging Markets Power Buffer ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Emerging Markets Power Buffer ETF™ – October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 15.20% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from October 1, 2025 to September 30, 2026.

Innovator Growth-100 Power Buffer ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth-100 Power Buffer ETF™ – January
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 14.65% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from January 1, 2026 to December 31, 2026.

Innovator Growth-100 Power Buffer ETF - February
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth-100 Power Buffer ETF™ – February
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 15.10% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from February 1, 2026 to January 31, 2027.

Innovator Growth-100 Power Buffer ETF - March
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth-100 Power Buffer ETF™ – March
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 15.16% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from March 1, 2025 to February 28, 2026.

Innovator Growth-100 Power Buffer ETF - April
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth-100 Power Buffer ETF™ – April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 15.40% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from April 1, 2025 to March 31, 2026.

Innovator Growth-100 Power Buffer ETF - May
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth-100 Power Buffer ETF™ – May
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 17.00% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from May 1, 2025 to April 30, 2026.

Innovator Growth-100 Power Buffer ETF - June
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth-100 Power Buffer ETF™ – June
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 15.38% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from June 1, 2025 to May 31, 2026.

Innovator Growth-100 Power Buffer ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth-100 Power Buffer ETF™ – July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 14.60% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2025 to June 30, 2026.

Innovator Growth-100 Power Buffer ETF - August
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth-100 Power Buffer ETF™ – August
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 14.75% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from August 1, 2025 to July 31, 2026.

Innovator Growth-100 Power Buffer ETF - September
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth-100 Power Buffer ETF™ – September
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 13.92% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from September 1, 2025 to August 31, 2026.

Innovator Growth-100 Power Buffer ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth-100 Power Buffer ETF™ – October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 14.25% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from October 1, 2025 to September 30, 2026.

Innovator Growth-100 Power Buffer ETF - November
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth-100 Power Buffer ETF™ – November
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 15.92% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from November 1, 2025 to October 31, 2026.

Innovator Growth-100 Power Buffer ETF - December
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth-100 Power Buffer ETF™ – December
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 15.39% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from December 1, 2025 to November 30, 2026.

Innovator International Developed Power Buffer ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Innovator International Developed Power Buffer ETF™ – January
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 13.79% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from January 1, 2026 to December 31, 2026.

Innovator International Developed Power Buffer ETF - February
Prospectus [Line Items]
Risk/Return [Heading]	Innovator International Developed Power Buffer ETF™ – February
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 13.49% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from February 1, 2026 to January 31, 2027.

Innovator International Developed Power Buffer ETF - March
Prospectus [Line Items]
Risk/Return [Heading]	Innovator International Developed Power Buffer ETF™ – March
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 16.11% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from March 1, 2025 to February 28, 2026.

Innovator International Developed Power Buffer ETF - April
Prospectus [Line Items]
Risk/Return [Heading]	Innovator International Developed Power Buffer ETF™ – April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 15.79% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from April 1, 2025 to March 31, 2026.

Innovator International Developed Power Buffer ETF - May
Prospectus [Line Items]
Risk/Return [Heading]	Innovator International Developed Power Buffer ETF™ – May
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 15.97% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from May 1, 2025 to April 30, 2026.

Innovator International Developed Power Buffer ETF - June
Prospectus [Line Items]
Risk/Return [Heading]	Innovator International Developed Power Buffer ETF™ – June
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 14.55% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from June 1, 2025 to May 31, 2026.

Innovator International Developed Power Buffer ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Innovator International Developed Power Buffer ETF™ – July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 13.60% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2025 to June 30, 2026.

Innovator International Developed Power Buffer ETF - August
Prospectus [Line Items]
Risk/Return [Heading]	Innovator International Developed Power Buffer ETF™ – August
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 14.01% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from August 1, 2025 to July 31, 2026.

Innovator International Developed Power Buffer ETF - September
Prospectus [Line Items]
Risk/Return [Heading]	Innovator International Developed Power Buffer ETF™ – September
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 13.79% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from September 1, 2025 to August 31, 2026.

Innovator International Developed Power Buffer ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Innovator International Developed Power Buffer ETF™ – October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 13.89% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from October 1, 2025 to September 30, 2026.

Innovator International Developed Power Buffer ETF - November
Prospectus [Line Items]
Risk/Return [Heading]	Innovator International Developed Power Buffer ETF™ – November
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 18.86% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from November 1, 2025 to October 31, 2026.

Innovator International Developed Power Buffer ETF - December
Prospectus [Line Items]
Risk/Return [Heading]	Innovator International Developed Power Buffer ETF™ – December
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 17.51% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from December 1, 2025 to November 30, 2026.

Innovator U.S. Small Cap Power Buffer ETF - January
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Small Cap Power Buffer ETF™ – January
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 17.33% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from January 1, 2026 to December 31, 2026.

Innovator U.S. Small Cap Power Buffer ETF - February
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Small Cap Power Buffer ETF™ – February
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 17.63% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from February 1, 2026 to January 31, 2027.

Innovator U.S. Small Cap Power Buffer ETF - March
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Small Cap Power Buffer ETF™ – March
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 17.54% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from March 1, 2025 to February 28, 2026.

Innovator U.S. Small Cap Power Buffer ETF - April
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Small Cap Power Buffer ETF™ – April
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 17.90% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from April 1, 2025 to March 31, 2026.

Innovator U.S. Small Cap Power Buffer ETF - May
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Small Cap Power Buffer ETF™ – May
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 18.52% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from May 1, 2025 to April 30, 2026.

Innovator U.S. Small Cap Power Buffer ETF - June
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Small Cap Power Buffer ETF™ – June
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 16.96% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from June 1, 2025 to May 31, 2026.

Innovator U.S. Small Cap Power Buffer ETF - July
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Small Cap Power Buffer ETF™ – July
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 17.14% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from July 1, 2025 to June 30, 2026.

Innovator U.S. Small Cap Power Buffer ETF - August
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Small Cap Power Buffer ETF™ – August
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 17.27% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from August 1, 2025 to July 31, 2026.

Innovator U.S. Small Cap Power Buffer ETF - September
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Small Cap Power Buffer ETF™ – September
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 17.20% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from September 1, 2025 to August 31, 2026.

Innovator U.S. Small Cap Power Buffer ETF - October
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Small Cap Power Buffer ETF™ – October
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 17.18% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from October 1, 2025 to September 30, 2026.

Innovator U.S. Small Cap Power Buffer ETF - November
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Small Cap Power Buffer ETF™ – November
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 18.27% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from November 1, 2025 to October 31, 2026.

Innovator U.S. Small Cap Power Buffer ETF - December
Prospectus [Line Items]
Risk/Return [Heading]	Innovator U.S. Small Cap Power Buffer ETF™ – December
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the return of the Underlying ETF, up to the upside cap of 18.09% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Underlying ETF losses, over the period from December 1, 2025 to November 30, 2026.